Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Commitments [Abstract]
Disclosure of Detailed Information Of Royalties Commitments [text block]	Under Law 756 of 2002, as modified by Law 1530 of 2012, the royalties on Colombian production of light and medium oil are calculated on a field-by-field basis, using the following sliding scale:

Disclosure of finance lease and operating lease by lessee [text block]
The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

Amounts in US$ ’000	2017	2016	2015
Operating lease commitments
Falling due within 1 year	32,180	67,752	12,878
Falling due within 1 – 3 years	5,777	14,031	8,257
Falling due within 3 – 5 years	2,793	5,066	2,456
Falling due over 5 years	-	114	309
Total minimum lease payments	40,750	86,963	23,900